Fair Value of Financial Instruments (Tables)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Quoted	Significant	Significant	Balance,
	Prices in	Observable	Unobservable	February 28,
	Active Market	Inputs	Inputs	2017
	(Level 1)	(Level 2)	(Level 3)
Cash	$4,315,028	$-	$-	$4,315,028
Derivative liability	-	-	(46,352)	(46,352)
	$4,315,028	$-	$(46,352)	$4,268,676

	Quoted	Significant	Significant	Balance,
	Prices in	Observable	Unobservable	February 29,
	Active Market	Inputs	Inputs	2016
	(Level 1)	(Level 2)	(Level 3)
Cash	$282,819	$-	$-	$282,819
Derivative liability	-	-	(59,990)	(59,990)

	$282,819	$-	$(59,990)	$222,829